                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 3

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Domenic J. Ferrante
Title:   Managing Member
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ Domenic J. Ferrante            Boston, MA            3/4/11
---------------------------------    -----------------     ---------------
          [Signature]                 [City, State]            [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P. Brookside Capital Management, LLC, is also the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              4
Form 13F Information Table Entry Total:        75
Form 13F Information Table Value Total: 7,826,898
                                       (thousands)

Explanatory Remarks:

The Reporting Manager is filing this third amendment to restate positions that were inadvertently misstated on its second amendment to Form 13F for the quarter ended December 31, 2010, filed by the Reporting Manager on February 18, 2011 (the "Amended 13F"). This third amendment amends the totals reported on the Amended 13F, which are restated in the above Report Summary.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
    -----    ---------------------    ------------------------------------
     1       28-06924                 Brookside Capital Investors, L.P.
     2       28-06946                 Brookside Capital Partners Fund, L.P.
     3       28-13491                 Brookside Capital Trading Fund, L.P.
     4       28-13492                 Brookside Capital Investors II, L.P.

                      BROOKSIDE CAPITAL MANAGEMENT, LLC
                  FORM 13F INFORMATION TABLE AS OF 12/31/10

                                                                                                         VOTING AUTHORITY
                                                             MARKET VALUE             INVESMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    LONG X1000    SHARES   DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- --------------------- --------- ------------ ---------- ---------- -------- ---- ------ ----
ADTRAN INC                            COM          00738A106     27,985      772,851                       X
AIR PRODS & CHEMS INC                 COM          009158106     93,661    1,029,809                       X
ALERE INC                             COM          01449J105    117,612    3,213,439                       X
ALLOT COMMUNICATIONS LTD              SHS          M0854Q105     39,886    3,426,638                       X
AMAZON COM INC                        COM          023135106     55,198      306,656                       X
AMERICAN TOWER CORP                   CL A         029912201     32,787      634,922                       X
AMYLIN PHARMACEUTICALS INC            COM          032346108     47,222    3,210,219                       X
APPLE INC                             COM          037833100    300,216      930,729                       X
ARCELORMITTAL SA LUXEMBOURG      NY REGISTRY S     03938L104     47,640    1,249,400                       X
ASSURED GUARANTY LTD               COM SER A       G0585R106     56,618    3,198,779                       X
AVEO PHARMACEUTICALS INC              ORD          053588109     12,923      883,958                       X
BANK OF AMERICA CORPORATION      SPONSORED ADR     060505104     51,292    3,845,000                       X
BAXTER INTL INC                     COM NEW        071813109     72,144    1,425,210                       X
CATERPILLAR INC                       COM          149123101     25,128      268,285                       X
CELANESE CORP                         COM          150870103    112,023    2,720,978                       X
CHECK POINT SOFTWARE                  COM          M22465104    136,717    2,955,401                       X
CHINA LODGING GROUP                   ADR          16949N109     18,513      850,000                       X
CIENA CORP                            COM          171779309    151,959    7,218,973                       X
CITIGROUP INC                         CALL         172967101    360,602   76,237,300                       X
COGNIZANT TECHNOLOGY SOLUTIO          CL A         192446102    191,213    2,608,998                       X
CROWN CASTLE INTL CORP                COM          228227104     31,426      717,000                       X
DENDREON CORP                         COM          24823Q107    155,451    4,451,638                       X
DIGITAL RLTY TR INC                   COM          253868103     62,215    1,207,111                       X
DIRECTV                             COM CL A       25490A101     61,068    1,529,380                       X
EASTMAN CHEM CO                       COM          277432100    161,698    1,923,150                       X
ELECTRONIC ARTS INC                   COM          285512109     61,695    3,766,479                       X
ELOYALTY CORP                       COM NEW        290151307      3,111      486,031                       X
E M C CORP MASS                       COM          268648102    182,754    7,980,511                       X
EXPRESS SCRIPTS INC                   COM          302182100    192,083    3,553,802                       X
FASTENAL CO                           COM          311900104     68,249    1,139,196                       X
GENERAL MTRS CO                    COM ADDED       37045V100    219,641    5,958,800                       X
GOLDMAN SACHS GROUP INC               COM          38141G104    386,280    2,297,100                       X
GUESS INC                             COM          401617105     70,250    1,484,570                       X
HOME INNS & HOTELS MGMT INC         SPON ADR       43713W107     50,037    1,221,604                       X
HONEYWELL INTL INC                    COM          438516106    113,262    2,130,593                       X
INTERDIGITAL INC                      COM          45867G101      5,621      135,000                       X
KOHLS CORP                            COM          500255104    444,955    8,188,358                       X
LINCOLN NATL CORP IND                 COM          534187109    165,386    5,947,000                       X
LONGTOP FINL TECHNOLOGIES LT          ADR          54318P108     30,706      848,706                       X
LYONDELLBASELL INDUSTRIES N     SHA - A - ADDED    N53745100      5,636      163,836                       X
MACYS INC                             COM          55616P104     68,095    2,691,500                       X
MAP PHARMACEUTICALS INC               COM          56509R108     50,212    2,999,526                       X
MCKESSON CORP                         COM          58155Q103     30,791      437,500                       X
MEAD JOHNSON NUTRITION CO             COM          582839106    187,340    3,009,483                       X
MICRON TECHNOLOGY INC                 COM          595112103     61,774    7,702,481                       X
MSC INDL DIRECT INC                   CL A         553530106     16,183      250,161                       X
NANOSPHERE INC                        COM          63009F105     19,503    4,473,037                       X
NEWS CORP                             CL A         65248E104     80,394    5,521,538                       X
NII HOLDINGS INC                    CL B NEW       62913F201    130,386    2,919,536                       X
PARAMETRIC TECHNOLOGY CORP          COM NEW        699173209     71,578    3,177,000                       X
PEABODY ENERGY CORP                   COM          704549104     33,504      523,669                       X
PHARMASSET                            COM          71715N106     26,784      614,880                       X
PRECISION CASTPARTS CORP              COM          740189105     86,132      618,718                       X
PRICELINE COM INC                   COM NEW        741503403    124,129      310,673                       X
QUALCOMM INC                          COM          747525103    337,384    6,817,212                       X
RESEARCH IN MOTION LTD                COM          760975102    285,133    4,905,091                       X
SBA COMMUNICATIONS CORP               COM          78388J106     65,601    1,602,359                       X
SEADRILL LIMITED                      SHS          G7945E105     81,436    2,403,562                       X
SMART TECHNOLOGIES INC           CL A SUB VTG S    83172R108      2,386      252,740                       X
SOTHEBYS                              COM          835898107     68,003    1,511,175                       X
SOUFUN HLDGS LTD                      ADR          836034108     19,311      270,009                       X
STANLEY BLACK & DECKER INC            COM          854502101    156,269    2,336,900                       X
STREAM GLOBAL SVCS INC                COM          86323M100      4,938    1,250,000                       X
SWIFT TRANSPORTATION CO INC           COM          87074U101     50,040    4,000,000                       X
TARGET CORP                           COM          87612E106    331,824    5,518,445                       X
TECK RESOURCES LTD                    CL B         878742204     82,685    1,337,300                       X
TEKELEC                               COM          879101103     76,986    6,463,954                       X
TENGION INC                           COM          88034G109      1,770      696,914                       X
TRW AUTOMOTIVE HLDGS CORP             COM          87264S106     40,969      777,405                       X
UNITED STATES STL CORP NEW            COM          912909108     70,525    1,207,200                       X
VERTEX PHARMACEUTICALS INC            COM          92532F100     71,038    2,027,912                       X
VISTAPRINT N V                        SHS          N93540107     65,299    1,419,541                       X
WALTER ENERGY INC                     COM          93317Q105     69,238      541,600                       X
VONAGE                                COM          92886T201     15,167    6,770,958                       X
YOUKU COM INC                SPONSORED ADR - ADDED 98742U100    521,226   14,887,905                       X
                                                                                                           X